NOTES PAYABLE - Summary of Future Maturities of Notes Payable (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 3,273
2022	1,364
Total	$ 4,637